Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Net (loss) income		$ (294,923)	$ 1,166,777	$ 1,017,497
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization		1,645,373	1,676,121	1,679,074
Asset impairment		1,086,983	70,149	44,186
Amortization of debt issuance costs, debt discount, debt premium and lease premium		64,970	79,645	76,499
Amortization of fair value adjustments on debt		(47,279)	(79,098)	(142,596)
Maintenance rights write-off	[1]	133,015	244,748	287,119
Maintenance liability release to income		(344,210)	(207,849)	(228,081)
Net gain on sale of assets		(89,618)	(188,835)	(201,323)
Deferred income taxes		(20,882)	162,498	147,588
Share-based compensation		69,187	69,410	95,176
Collections of finance and sales-type leases		68,128	98,365	0
Loss on investment at fair value		143,510	0	0
Loss on debt extinguishment		118,460	0	0
Other		252,350	96,117	60,452
Changes in operating assets and liabilities:
Trade receivables		(128,188)	(8,751)	19,839
Other assets		(400,316)	(73,646)	9,800
Accounts payable, accrued expenses and other liabilities		(126,177)	31	(24,858)
Net cash provided by operating activities		2,130,383	3,105,682	2,840,372
Purchase of flight equipment		(778,547)	(3,359,092)	(4,036,194)
Proceeds from sale or disposal of assets		471,437	1,773,766	1,822,601
Prepayments on flight equipment		(405,178)	(1,369,400)	(1,912,215)
Collections of finance and sales-type leases		0	0	94,703
Other		0	(17)	(21,505)
Net cash used in investing activities		(712,288)	(2,954,743)	(4,052,610)
Issuance of debt		10,946,333	6,539,310	5,589,825
Repayment of debt		(11,560,015)	(6,504,830)	(4,360,520)
Debt issuance and extinguishment costs paid, net of debt premium received		(253,806)	(36,592)	(57,831)
Maintenance payments received		345,699	736,423	743,256
Maintenance payments returned		(412,492)	(352,032)	(459,326)
Security deposits received		137,130	232,219	208,259
Security deposits returned		(297,469)	(233,222)	(220,452)
Dividend paid to non-controlling interest holders and others		(2,935)	(6,341)	(8,403)
Repurchase of shares and tax withholdings on share-based compensation		(127,777)	(639,941)	(834,398)
Net cash (used in) provided by financing activities		(1,225,332)	(265,006)	600,410
Net increase (decrease) in cash, cash equivalents and restricted cash		192,763	(114,067)	(611,828)
Effect of exchange rate changes		2,180	(621)	2,738
Cash, cash equivalents and restricted cash at beginning of period		1,300,347	1,415,035	2,024,125
Cash, cash equivalents and restricted cash at end of period		1,495,290	1,300,347	1,415,035
Supplemental cash flow information:
Interest paid, net of amounts capitalized		1,196,467	1,270,532	1,228,788
Income taxes (refunded) paid, net		$ (3,862)	$ 2,352	$ 679

[1]	Maintenance rights write-off consisted of the following:

End of lease ("EOL") and Maintenance Reserved ("MR") contract maintenance rights expense	$45,655	$76,611	$157,792
MR contract maintenance rights write-off due to maintenance liability release	35,897	19,848	29,656
EOL contract maintenance rights write-off due to cash receipt	51,463	148,289	99,671
Maintenance rights write-off	$133,015	$244,748	$287,119